Regulation and Rates Net regulatory assets and liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Sep. 30, 2015	Dec. 31, 2013
Regulatory Assets [Line Items]
Regulatory Liabilities		$ (633,471)	$ (637,195)	$ (689,060)
Subsidiaries [Member] | Cost of removal
Regulatory Assets [Line Items]
Regulatory Liabilities	[1]	(313,088)		(269,536)
Subsidiaries [Member] | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Liabilities	[2]	$ (93,616)		(93,618)
Subsidiaries [Member] | PGA payable
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		1 year
Regulatory Liabilities		$ 0		(5,938)
Subsidiaries [Member] | PCA mechanism
Regulatory Assets [Line Items]
Regulatory Liabilities	[3]	$ 0		(5,345)
Subsidiaries [Member] | Decoupling over-collection
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		2 years
Regulatory Liabilities		$ (12,582)		(20,535)
Subsidiaries [Member] | Summit purchase option buy-out
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		5 years 9 months 18 days
Regulatory Liabilities		$ (9,188)		(10,763)
Subsidiaries [Member] | Deferred gain on Jefferson County sale
Regulatory Assets [Line Items]
Regulatory Liabilities		$ (4,731)		(60,844)
Subsidiaries [Member] | Deferred credit on Biogas sale
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		1 year
Regulatory Liabilities		$ (1,445)		(10,908)
Subsidiaries [Member] | Deferred credit on gas pipeline capacity
Regulatory Assets [Line Items]
Regulatory Liabilities		$ (3,564)		(4,508)
Net Regulatory Assets, Remaining Amortization Period, Max		3 years 9 months 18 days
Subsidiaries [Member] | Renewable energy credits
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		1 year
Regulatory Liabilities		$ (2,383)		(5,820)
Subsidiaries [Member] | Treasury grants
Regulatory Assets [Line Items]
Regulatory Liabilities		$ (180,496)		(203,889)
Net Regulatory Assets, Remaining Amortization Period, Max		44 years
Subsidiaries [Member] | Treasury grant amortization deferral [Member]
Regulatory Assets [Line Items]
Regulatory Liabilities		$ (8,197)		0
Net Regulatory Assets, Remaining Amortization Period, Max		4 years
Subsidiaries [Member] | Various other regulatory liabilities
Regulatory Assets [Line Items]
Regulatory Liabilities		$ (6,092)		(5,755)
Net Regulatory Assets, Remaining Amortization Period, Max		4 years
Subsidiaries [Member] | Liabilities, Total
Regulatory Assets [Line Items]
Regulatory Liabilities		$ (635,382)		(697,459)
Subsidiaries [Member] | Net Regulatory Assets
Regulatory Assets [Line Items]
Net Regulatory Assets		352,020		198,273
Subsidiaries [Member] | PGA deferral of unrealized losses on derivative instruments
Regulatory Assets [Line Items]
Regulatory Assets	[3]	$ 69,280		27,555
Subsidiaries [Member] | Chelan PUD contract initiation
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		16 years 9 months 18 days
Regulatory Assets		$ 119,316		126,404
Subsidiaries [Member] | Storm damage costs electric
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max		4 years
Regulatory Assets		$ 118,824		116,328
Subsidiaries [Member] | Environmental remediation
Regulatory Assets [Line Items]
Regulatory Assets	[3]	$ 66,018		57,342
Subsidiaries [Member] | Baker Dam Licensing Operating Maintenance Costs [Member]
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		44 years
Regulatory Assets		$ 61,577		57,270
Subsidiaries [Member] | Snoqualmie Licensing Operating Maintenance Costs
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		30 years
Regulatory Assets		$ 9,202		10,881
Subsidiaries [Member] | Colstrip common property
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		9 years 6 months
Regulatory Assets		$ 6,764		7,479
Subsidiaries [Member] | Deferred income taxes
Regulatory Assets [Line Items]
Regulatory Assets	[3]	$ 94,913		146,350
Subsidiaries [Member] | Deferred Washington Commission AFUDC
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max		35 years
Regulatory Assets		$ 53,709		55,495
Subsidiaries [Member] | Energy Conservation Costs [Member]
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max		2 years
Regulatory Assets		$ 42,374		35,987
Subsidiaries [Member] | Unamortized loss on reacquired debt
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max		21 years 6 months
Regulatory Assets		$ 35,667		37,832
Subsidiaries [Member] | White River relicensing and other costs
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		17 years 10 months 24 days
Regulatory Assets		$ 26,685		28,190
Subsidiaries [Member] | Mint Farm ownership and operating costs
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		10 years 3 months 18 days
Regulatory Assets		$ 20,320		22,320
Subsidiaries [Member] | Investment in Bonneville Exchange power contract
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		2 years 6 months
Regulatory Assets		$ 8,816		12,343
Subsidiaries [Member] | Ferndale
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		4 years 9 months 18 days
Regulatory Assets		$ 19,232		22,811
Subsidiaries [Member] | Lower Snake River
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max		22 years 3 months 18 days
Regulatory Assets		$ 86,275		92,924
Subsidiaries [Member] | Snoqualmie
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		3 years 9 months 18 days
Regulatory Assets		$ 6,798		8,009
Subsidiaries [Member] | Property tax tracker
Regulatory Assets [Line Items]
Regulatory Assets		$ 32,253		22,134
Subsidiaries [Member] | PGA receivable [Domain]
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		1 year
Regulatory Assets		$ 21,073		0
Subsidiaries [Member] | PCA mechanism
Regulatory Assets [Line Items]
Regulatory Assets	[3]	$ 4,623		0
Subsidiaries [Member] | Electron Unrecovered Loss
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		4 years
Regulatory Assets		$ 14,008		0
Subsidiaries [Member] | Decoupling Under-Collection
Regulatory Assets [Line Items]
Regulatory Assets		55,363		0
Subsidiaries [Member] | Various other regulatory assets
Regulatory Assets [Line Items]
Regulatory Assets		14,312		8,078
Subsidiaries [Member] | Assets, Total
Regulatory Assets [Line Items]
Regulatory Assets		$ 987,402		895,732
Subsidiaries [Member] | Maximum | Deferred gain on Jefferson County sale
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		1 year
Subsidiaries [Member] | Maximum | Property tax tracker
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		2 years
Subsidiaries [Member] | Maximum | Decoupling Under-Collection
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period		2 years
Parent Company [Member] | Various other regulatory liabilities
Regulatory Assets [Line Items]
Regulatory Liabilities		$ (2,820)		(2,884)
Parent Company [Member] | Liabilities, Total
Regulatory Assets [Line Items]
Regulatory Liabilities		(1,029,591)		(1,143,408)
Parent Company [Member] | Net Regulatory Assets
Regulatory Assets [Line Items]
Net Regulatory Assets		(11,812)		(213,406)
Parent Company [Member] | Regulatory liabilities related to power contracts
Regulatory Assets [Line Items]
Regulatory Liabilities		$ (391,389)		(443,065)
Net Regulatory Assets, Remaining Amortization Period, Max		37 years
Parent Company [Member] | Various other regulatory assets
Regulatory Assets [Line Items]
Regulatory Assets		$ 561		517
Parent Company [Member] | Assets, Total
Regulatory Assets [Line Items]
Regulatory Assets		$ 1,017,779		930,002
Parent Company [Member] | Requlatory Assets Related to Power Contracts
Regulatory Assets [Line Items]
Net Regulatory Assets, Remaining Amortization Period, Max		22 years
Regulatory Assets		$ 29,816		$ 33,753

[1]	The balance is dependent upon the cost of removal of underlying assets and the life of utility plant.
[2]	Amortization will begin once PTCs are utilized by PSE on its tax return.
[3]	Amortization periods vary depending on timing of underlying transactions or awaiting regulatory approval in a future Washington Commission rate proceeding.